Cash flow statement supplementary information - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow statement supplementary information [Line Items]
Interest related to uncertain tax positions		€ 2
Payments of lease liabilities, classified as financing activities	€ 252	271	€ 316
Interest paid	261	250	205
Purchase of financial instruments, classified as investing activities	38	46	72
Net cash outflow from non-current financial assets	66	44	38
Lease liabilities
Cash flow statement supplementary information [Line Items]
Interest paid	€ 37	€ 27	€ 25